Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Columbia Cornerstone Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		12.99%	14.13%	13.97%
Columbia Cornerstone Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		17.99%	14.63%	13.79%
Columbia Cornerstone Growth Fund - Class E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class E (including sales charges)
Average Annual Return, Percent		14.20%	14.09%	13.89%
Columbia Cornerstone Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		20.18%	15.78%	14.93%
Columbia Cornerstone Growth Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		20.21%	15.80%	14.98%
Columbia Cornerstone Growth Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		20.26%	15.86%	15.04%
Columbia Cornerstone Growth Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		19.59%	15.20%	14.36%
Columbia Cornerstone Growth Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	20.18%	15.78%	14.93%
Without Sales Load [Member] | Columbia Cornerstone Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		19.88%	15.49%	14.64%
Without Sales Load [Member] | Columbia Cornerstone Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		18.99%	14.63%	13.79%
Without Sales Load [Member] | Columbia Cornerstone Growth Fund - Class E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class E (excluding sales charges)
Average Annual Return, Percent		19.59%	15.15%	14.42%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		16.54%	15.49%	13.38%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		23.75%	17.27%	17.06%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.